SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Geographical Areas from External Customers) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 425,636	$ 290,103	$ 203,518
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	220,124	147,209	102,603
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		110,419	77,465	55,311
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		36,816	25,904	19,134
Asia and others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		58,277	39,524	26,470
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 192,153	$ 131,796	$ 91,661

[1]	Include revenue from USA in amount of 91,661, 131,796 and 192,153 for 2015, 2016 and 2017 respectively.